Schedule H, Line 4(i)—Schedule of Assets (Held at End of Year) (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 7,987,810,948.78
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	11,599,416,097.85
Investment, Identifier [Axis]: Corporate Stock - Common | Belgium - EUR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	3,769,784.99
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,870,781.71
Investment, Identifier [Axis]: Corporate Stock - Common | Belgium - EUR | ELIA GROUP NPV SEDOL : B09M9F4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	19,291
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,300,436.94
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,485,398
EBP, Investment, Issuer Name [Extensible Enumeration]	ELIA GROUP NPV SEDOL B09M9F4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Belgium - EUR | UCB NPV SEDOL : 5596991
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,081
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,469,348.05
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,385,383.71
EBP, Investment, Issuer Name [Extensible Enumeration]	UCB NPV SEDOL 5596991 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Canada - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,136,027.16
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 9,207,175.22
Investment, Identifier [Axis]: Corporate Stock - Common | Canada - USD | CAMECO CORP COM CUSIP : 13321L108
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	24,002
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 760,690.66
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,195,942.98
EBP, Investment, Issuer Name [Extensible Enumeration]	CAMECO CORP COM CUSIP 13321L108 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Canada - USD | FIRSTSERVICE CORP COM NPV CUSIP : 33767E202
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	5,322
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 592,217.81
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 827,730.66
EBP, Investment, Issuer Name [Extensible Enumeration]	FIRSTSERVICE CORP COM NPV CUSIP 33767E202 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Canada - USD | SHOPIFY INC CL A SUB VTG SHS SHOPIFY INC SEDOL : BXDZ9Z0
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	38,414
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,783,118.69
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 6,183,501.58
EBP, Investment, Issuer Name [Extensible Enumeration]	SHOPIFY INC CL A SUB VTG SHS SHOPIFY INC SEDOL BXDZ9Z0 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | China - CNH
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 7,616,229.06
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 8,817,983.8
Investment, Identifier [Axis]: Corporate Stock - Common | China - CNH | CONTEMPORARY A CNY1 (STOCK CONNECT) SEDOL : BHQPSY7
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	115,900
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 5,245,599.17
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 6,098,243.4
EBP, Investment, Issuer Name [Extensible Enumeration]	CONTEMPORARY A CNY1 (STOCK CONNECT) SEDOL BHQPSY7 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | China - CNH | SIEYUAN ELECTRIC C 'A'CNY1 SEDOL : BD5C7M2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	122,800
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,370,629.89
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,719,740.4
EBP, Investment, Issuer Name [Extensible Enumeration]	SIEYUAN ELECTRIC C ACNY1 SEDOL BD5C7M2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | China - HKD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,280,621.29
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,224,975.91
Investment, Identifier [Axis]: Corporate Stock - Common | China - HKD | TENCENT HLDGS LTD HKD0.00002 SEDOL : BMMV2K8
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	54,900
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,280,621.29
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,224,975.91
EBP, Investment, Issuer Name [Extensible Enumeration]	TENCENT HLDGS LTD HKD0.00002 SEDOL BMMV2K8 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | China - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,076,022.46
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,627,753.7
Investment, Identifier [Axis]: Corporate Stock - Common | China - USD | ADR TENCENT HLDGS LTD ADR SEDOL : B3F2DZ7
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	60,454
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,076,022.46
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,627,753.7
EBP, Investment, Issuer Name [Extensible Enumeration]	ADR TENCENT HLDGS LTD ADR SEDOL B3F2DZ7 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Denmark - DKK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,777,398.66
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 8,510,624.46
Investment, Identifier [Axis]: Corporate Stock - Common | Denmark - DKK | DANSKE BANK A/S DKK10 SEDOL : 4588825
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	117,678
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,084,533.48
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,895,372.48
EBP, Investment, Issuer Name [Extensible Enumeration]	DANSKE BANK AS DKK10 SEDOL 4588825 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Denmark - DKK | NKT A/S SEDOL : 7106354
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	20,829
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,692,865.18
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,615,251.98
EBP, Investment, Issuer Name [Extensible Enumeration]	NKT AS SEDOL 7106354 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | France - EUR | AIR LIQUIDE(L') EUR5.50 SEDOL : B1YXBJ7
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	24,818
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,396,209.15
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,671,178.84
EBP, Investment, Issuer Name [Extensible Enumeration]	AIR LIQUIDEL EUR550 SEDOL B1YXBJ7 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | France - EUR | AIRBUS SE EUR1 SEDOL : 4012250
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	9,589
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,714,655.84
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,234,341.56
EBP, Investment, Issuer Name [Extensible Enumeration]	AIRBUS SE EUR1 SEDOL 4012250 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | France - EUR | AXA SA EUR2.29 SEDOL : 7088429
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	74,950
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,890,639.13
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,605,505.49
EBP, Investment, Issuer Name [Extensible Enumeration]	AXA SA EUR2.29 SEDOL 7088429 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | France - EUR | BNP PARIBAS EUR2 SEDOL : 7309681
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	60,969
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,570,068.45
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,784,971.94
EBP, Investment, Issuer Name [Extensible Enumeration]	BNP PARIBAS EUR2 SEDOL 7309681 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | France - EUR | DANONE EUR0.25 SEDOL : B1Y9TB3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	28,924
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,198,771.4
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,608,200.88
EBP, Investment, Issuer Name [Extensible Enumeration]	DANONE EUR0.25 SEDOL B1Y9TB3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | France - EUR | SAFRAN SA EUR0.20 SEDOL : B058TZ6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	13,414
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,298,421.36
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,685,261.58
EBP, Investment, Issuer Name [Extensible Enumeration]	SAFRAN SA EUR0.20 SEDOL B058TZ6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | France - EUR | SPIE SA EUR0.47 SEDOL : BYZFYS3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	97,541
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 5,205,691.68
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,643,079.75
EBP, Investment, Issuer Name [Extensible Enumeration]	SPIE SA EUR0.47 SEDOL BYZFYS3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | France - EUR | Total France - EUR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 22,274,457.01
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 29,232,540.04
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - EUR | ADR BAYER A G SPONSORED ADR CUSIP : 072730302
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,609,344
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 16,449,898.07
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 17,413,102.08
EBP, Investment, Issuer Name [Extensible Enumeration]	ADR BAYER A G SPONSORED ADR CUSIP 072730302 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - EUR | ALLIANZ SE NPV(REGD)(VINKULIERT) SEDOL : 5231485
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	4,880
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,288,202.43
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,238,079.13
EBP, Investment, Issuer Name [Extensible Enumeration]	ALLIANZ SE NPV(REGD)(VINKULIERT) SEDOL 5231485 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - EUR | DEUTSCHE BOERSE AG NPV(REGD) SEDOL : 7021963
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	9,203
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,349,968.18
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,417,853.5
EBP, Investment, Issuer Name [Extensible Enumeration]	DEUTSCHE BOERSE AG NPV(REGD) SEDOL 7021963 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - EUR | MTU AERO ENGINES A NPV (REGD) SEDOL : B09DHL9
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	8,601
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,572,740.89
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,589,043.58
EBP, Investment, Issuer Name [Extensible Enumeration]	MTU AERO ENGINES A NPV (REGD) SEDOL B09DHL9 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - EUR | RWE AG NPV SEDOL : 4768962
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	33,576
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,334,809.07
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,784,752.84
EBP, Investment, Issuer Name [Extensible Enumeration]	RWE AG NPV SEDOL 4768962 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - EUR | SAP SE-SPONSORED ADR CUSIP : 803054204
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	75,760
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 12,929,638.04
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 18,402,861.6
EBP, Investment, Issuer Name [Extensible Enumeration]	SAP SESPONSORED ADR CUSIP 803054204 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - EUR | SIEMENS HEALTHINEE NPV SEDOL : BD594Y4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	64,448
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,186,143.11
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,400,037.98
EBP, Investment, Issuer Name [Extensible Enumeration]	SIEMENS HEALTHINEE NPV SEDOL BD594Y4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - EUR | SYMRISE AG NPV (BR) SEDOL : B1JB4K8
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	28,249
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,927,038.37
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,285,234.61
EBP, Investment, Issuer Name [Extensible Enumeration]	SYMRISE AG NPV (BR) SEDOL B1JB4K8 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - EUR | Total Germany - EUR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 19,545,722.21
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	21,234,137.81
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - EUR | Total Germany - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	29,379,536.11
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 35,815,963.68
Investment, Identifier [Axis]: Corporate Stock - Common | Germany - EUR | VONOVIA SE NPV SEDOL : BBJPFY1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	191,497
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 5,886,820.16
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,519,136.17
EBP, Investment, Issuer Name [Extensible Enumeration]	VONOVIA SE NPV SEDOL BBJPFY1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Greece - EUR | PIRAEUS BANK SA EUR0.93 SEDOL : BVLKBV3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	346,664
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,897,797.77
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,766,106.29
EBP, Investment, Issuer Name [Extensible Enumeration]	PIRAEUS BANK SA EUR0.93 SEDOL BVLKBV3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Greece - EUR | Total Greece - EUR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,897,797.77
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,766,106.29
Investment, Identifier [Axis]: Corporate Stock - Common | Hong Kong - HKD | AIA GROUP LTD NPV SEDOL : B4TX8S1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	499,200
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,989,556.77
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,124,440.16
EBP, Investment, Issuer Name [Extensible Enumeration]	AIA GROUP LTD NPV SEDOL B4TX8S1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Hong Kong - HKD | HSBC HOLDINGS PLC ORD USD0.50(HONGKONG REG) SEDOL : 6158163
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	134,800
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,524,807.89
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,119,807.28
EBP, Investment, Issuer Name [Extensible Enumeration]	HSBC HOLDINGS PLC ORD USD0.50(HONGKONG REG) SEDOL 6158163 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Hong Kong - HKD | Total Hong Kong - HKD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 5,514,364.66
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	7,244,247.44
Investment, Identifier [Axis]: Corporate Stock - Common | Hong Kong - HKD | Total Israel - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	4,211,064.38
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,203,636
Investment, Identifier [Axis]: Corporate Stock - Common | Israel - USD | TOWER SEMICONDUCTOR LTD SEDOL : 2898173
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	35,800
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,211,064.38
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,203,636
EBP, Investment, Issuer Name [Extensible Enumeration]	TOWER SEMICONDUCTOR LTD SEDOL 2898173 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Italy - EUR | BFF BANK S.P.A. SEDOL : BD0TSX6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	243,982
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,443,879.31
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,722,174.55
EBP, Investment, Issuer Name [Extensible Enumeration]	BFF BANK S.P.A. SEDOL BD0TSX6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Italy - EUR | ENEL SPA EUR1 SEDOL : 7144569
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	249,499
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,322,432.47
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,601,175.2
EBP, Investment, Issuer Name [Extensible Enumeration]	ENEL SPA EUR1 SEDOL 7144569 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Italy - EUR | Total Italy - EUR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,766,311.78
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,323,349.75
Investment, Identifier [Axis]: Corporate Stock - Common | Japan - JPY | HITACHI NPV SEDOL : 6429104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	7,000
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 224,241.75
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 218,916.07
EBP, Investment, Issuer Name [Extensible Enumeration]	HITACHI NPV SEDOL 6429104 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Japan - JPY | JAPAN POST BANK CO NPV SEDOL : BYT8165
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	151,000
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,988,774.49
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,128,035.98
EBP, Investment, Issuer Name [Extensible Enumeration]	JAPAN POST BANK CO NPV SEDOL BYT8165 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Japan - JPY | MITSUBISHI UFJ FIN NPV SEDOL : 6335171
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	229,900
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,529,777.7
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,656,516.64
EBP, Investment, Issuer Name [Extensible Enumeration]	MITSUBISHI UFJ FIN NPV SEDOL 6335171 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Japan - JPY | MITSUI FUDOSAN CO LTD NPV SEDOL : 6597603
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	165,200
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,858,802.7
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,876,542.15
EBP, Investment, Issuer Name [Extensible Enumeration]	MITSUI FUDOSAN CO LTD NPV SEDOL 6597603 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Japan - JPY | NIPPON SANSO HOLDINGS CORP SEDOL : 6640541
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	58,836
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,518,013.41
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,752,186.34
EBP, Investment, Issuer Name [Extensible Enumeration]	NIPPON SANSO HOLDINGS CORP SEDOL 6640541 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Japan - JPY | SMC CORP NPV SEDOL : 6763965
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	4,300
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,541,664.29
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,494,006.19
EBP, Investment, Issuer Name [Extensible Enumeration]	SMC CORP NPV SEDOL 6763965 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Japan - JPY | TOKYO GAS CO LTD NPV SEDOL : 6895448
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	59,142
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,888,980.34
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,341,230.09
EBP, Investment, Issuer Name [Extensible Enumeration]	TOKYO GAS CO LTD NPV SEDOL 6895448 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Japan - JPY | Total Japan - JPY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 12,550,254.68
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 13,467,433.46
Investment, Identifier [Axis]: Corporate Stock - Common | Korea, Republic of - USD | COUPANG INC SEDOL : BNYHDF3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	235,050
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 5,362,388.62
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,544,829.5
EBP, Investment, Issuer Name [Extensible Enumeration]	COUPANG INC SEDOL BNYHDF3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Korea, Republic of - USD | SAMSUNG ELECTRONIC GDR EACH REP 25 COM(REG'S') SEDOL : 4942818
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	2,384
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,082,204.74
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,925,344
EBP, Investment, Issuer Name [Extensible Enumeration]	SAMSUNG ELECTRONIC GDR EACH REP 25 COM(REGS) SEDOL 4942818 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Korea, Republic of - USD | Total Korea, Republic of - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 9,444,593.36
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 10,470,173.5
Investment, Identifier [Axis]: Corporate Stock - Common | Netherlands - EUR | ASML HOLDING NV EUR0.09 SEDOL : B929F46
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,284
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,236,364.78
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,389,465.63
EBP, Investment, Issuer Name [Extensible Enumeration]	ASML HOLDING NV EUR0.09 SEDOL B929F46 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Netherlands - EUR | Total Netherlands - EUR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,236,364.78
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,389,465.63
Investment, Identifier [Axis]: Corporate Stock - Common | Netherlands - GBP | MAGNUM ICE CREAM C ORD EUR3.50 (DI) SEDOL : BVZG4R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	47,320
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 733,215.82
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 749,452.53
EBP, Investment, Issuer Name [Extensible Enumeration]	MAGNUM ICE CREAM C ORD EUR3.50 (DI) SEDOL BVZG4R4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Netherlands - GBP | Total Netherlands - GBP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 733,215.82
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 749,452.53
Investment, Identifier [Axis]: Corporate Stock - Common | Netherlands - USD | ADR ADYEN N V ADR SEDOL : BJXK4M9
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	372,000
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 6,175,152.44
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,940,840
EBP, Investment, Issuer Name [Extensible Enumeration]	ADR ADYEN N V ADR SEDOL BJXK4M9 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Netherlands - USD | ADR ARGENX SE SPONSORED ADS SEDOL : BDVLM39
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	8,851
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,714,208.2
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 7,443,248.45
EBP, Investment, Issuer Name [Extensible Enumeration]	ADR ARGENX SE SPONSORED ADS SEDOL BDVLM39 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Netherlands - USD | ADR ASML HLDG NV NY REG 2012 (POST REV SPLIT) CUSIP : N07059210
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	14,901
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 11,318,961.97
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 15,941,983.86
EBP, Investment, Issuer Name [Extensible Enumeration]	ADR ASML HLDG NV NY REG 2012 (POST REV SPLIT) CUSIP N07059210 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Netherlands - USD | AERCAP HOLDINGS N.V. EUR0.01 CUSIP : N00985106
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	175,723
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 11,272,949.21
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 25,261,938.48
EBP, Investment, Issuer Name [Extensible Enumeration]	AERCAP HOLDINGS N.V. EUR0.01 CUSIP N00985106 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Netherlands - USD | Total Netherlands - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 32,481,271.82
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 54,588,010.79
Investment, Identifier [Axis]: Corporate Stock - Common | Russian Federation - USD | SBERBANK OF RUSSIA SPON ADR SEDOL : B5SC091
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	169,458
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,844,610.07
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 7,676.45
EBP, Investment, Issuer Name [Extensible Enumeration]	SBERBANK OF RUSSIA SPON ADR SEDOL B5SC091 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Russian Federation - USD | Total Russian Federation - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,844,610.07
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 7,676.45
Investment, Identifier [Axis]: Corporate Stock - Common | Singapore - SGD | SINGAPORE TECHNOLOGIES ENGINEERING SEDOL : 6043214
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	50,829
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 301,408.45
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 332,799.52
EBP, Investment, Issuer Name [Extensible Enumeration]	SINGAPORE TECHNOLOGIES ENGINEERING SEDOL 6043214 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Singapore - SGD | Total Singapore - SGD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 301,408.45
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 332,799.52
Investment, Identifier [Axis]: Corporate Stock - Common | Spain - EUR | AENA SME S.A. EUR10 SEDOL : BTMKJR0
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	37,432
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 745,338.52
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,047,175.24
EBP, Investment, Issuer Name [Extensible Enumeration]	AENA SME S.A. EUR10 SEDOL BTMKJR0 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Spain - EUR | CAIXABANK SA EUR1 SEDOL : B283W97
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	40,920
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 496,700.52
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 501,971.02
EBP, Investment, Issuer Name [Extensible Enumeration]	CAIXABANK SA EUR1 SEDOL B283W97 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Spain - EUR | Total Spain - EUR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,242,039.04
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	1,549,146.26
Investment, Identifier [Axis]: Corporate Stock - Common | Switzerland - CHF
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	4,940,070.19
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 6,428,309.57
Investment, Identifier [Axis]: Corporate Stock - Common | Switzerland - CHF | MEDACTA GROUP SA CHF0.10 SEDOL : BJYLTQ0
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	11,103
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,094,454.13
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,191,870.24
EBP, Investment, Issuer Name [Extensible Enumeration]	MEDACTA GROUP SA CHF0.10 SEDOL BJYLTQ0 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Switzerland - CHF | NESTLE SA SEDOL : 7123870
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	5,844
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 586,946.59
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 580,822.42
EBP, Investment, Issuer Name [Extensible Enumeration]	NESTLE SA SEDOL 7123870 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Switzerland - CHF | SGS SA CHF0.04 (REGD) SEDOL : BMBQHZ4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	31,875
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,258,669.47
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,655,616.91
EBP, Investment, Issuer Name [Extensible Enumeration]	SGS SA CHF0.04 (REGD) SEDOL BMBQHZ4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Switzerland - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 185,525,436.86
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 469,480,915.97
Investment, Identifier [Axis]: Corporate Stock - Common | Switzerland - USD | UBS GROUP AG COMMON STOCK CUSIP : H42097107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	10,137,787
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 185,525,436.86
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 469,480,915.97
EBP, Investment, Issuer Name [Extensible Enumeration]	UBS GROUP AG COMMON STOCK CUSIP H42097107 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | Taiwan - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 13,859,117.85
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 33,710,213.81
Investment, Identifier [Axis]: Corporate Stock - Common | Taiwan - USD | ADR TAIWAN SEMICONDUCTOR MANUFACTURING ADS REP 5 TWD10 CUSIP : 874039100
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	110,929
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 13,859,117.85
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 33,710,213.81
EBP, Investment, Issuer Name [Extensible Enumeration]	ADR TAIWAN SEMICONDUCTOR MANUFACTURING ADS REP 5 TWD10 CUSIP 874039100 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 44,743,849.59
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 51,709,411.35
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP | 3I GROUP ORD GBP0.738636 SEDOL : B1YW440
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	47,920
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,132,902.65
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,103,160.24
EBP, Investment, Issuer Name [Extensible Enumeration]	3I GROUP ORD GBP0.738636 SEDOL B1YW440 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP | BABCOCK INTL GROUP ORD GBP0.60 SEDOL : 0969703
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	291,498
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,472,840.99
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,873,547.32
EBP, Investment, Issuer Name [Extensible Enumeration]	BABCOCK INTL GROUP ORD GBP0.60 SEDOL 0969703 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP | BALFOUR BEATTY GBP0.50 SEDOL : 0096162
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	76,357
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 683,363.33
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 730,225.4
EBP, Investment, Issuer Name [Extensible Enumeration]	BALFOUR BEATTY GBP0.50 SEDOL 0096162 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP | HSBC HLDGS ORD USD0.50(UK REG) SEDOL : 0540528
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	78,412
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,026,886.71
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,237,984.24
EBP, Investment, Issuer Name [Extensible Enumeration]	HSBC HLDGS ORD USD0.50(UK REG) SEDOL 0540528 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP | LLOYDS BANKING GP ORD GBP0.1 SEDOL : 0870612
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,612,401
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,222,655.86
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,773,344.58
EBP, Investment, Issuer Name [Extensible Enumeration]	LLOYDS BANKING GP ORD GBP0.1 SEDOL 0870612 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP | MELROSE INDUST PLC ORD GBP0.001 SEDOL : BNGDN82
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	683,290
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,840,105.37
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,407,745.04
EBP, Investment, Issuer Name [Extensible Enumeration]	MELROSE INDUST PLC ORD GBP0.001 SEDOL BNGDN82 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP | NATIONAL GRID ORD GBP0.12431289 SEDOL : BDR05C0
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	628,246
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 7,998,197.25
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 9,645,930.46
EBP, Investment, Issuer Name [Extensible Enumeration]	NATIONAL GRID ORD GBP0.12431289 SEDOL BDR05C0 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP | PRUDENTIAL PLC GBP0.05 SEDOL : 0709954
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	159,328
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,701,221.7
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,452,711.01
EBP, Investment, Issuer Name [Extensible Enumeration]	PRUDENTIAL PLC GBP0.05 SEDOL 0709954 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP | RELX PLC SEDOL : B2B0DG9
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	13,353
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 486,617.44
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 542,405.73
EBP, Investment, Issuer Name [Extensible Enumeration]	RELX PLC SEDOL B2B0DG9 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP | SAINSBURY(J) ORD GBP0.28571428 SEDOL : B019KW7
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	996,340
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,287,496.23
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,355,413.63
EBP, Investment, Issuer Name [Extensible Enumeration]	SAINSBURY(J) ORD GBP0.28571428 SEDOL B019KW7 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP | SSE PLC ORD GBP0.50 SEDOL : 0790873
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	129,000
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,787,322.67
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,780,814.93
EBP, Investment, Issuer Name [Extensible Enumeration]	SSE PLC ORD GBP0.50 SEDOL 0790873 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP | TESCO ORD GBP0.0633333 SEDOL : BLGZ986
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,443,670
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 7,880,830.4
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 8,578,910.21
EBP, Investment, Issuer Name [Extensible Enumeration]	TESCO ORD GBP0.0633333 SEDOL BLGZ986 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - GBP | UNILEVER PLC ORD GBP0.035 SEDOL : BVZK7T9
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	49,374
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,223,408.99
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,227,218.56
EBP, Investment, Issuer Name [Extensible Enumeration]	UNILEVER PLC ORD GBP0.035 SEDOL BVZK7T9 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 49,205,964.74
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 47,559,067.12
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - USD | LONDON STOCK EXCHANGE GROUP ADR CUSIP : 54211Y107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,393,616
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 45,048,760.39
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 42,602,841.12
EBP, Investment, Issuer Name [Extensible Enumeration]	LONDON STOCK EXCHANGE GROUP ADR CUSIP 54211Y107 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United Kingdom - USD | ROYAL DUTCH SHELL PLC SPONSORED ADR REPSTG ORD SH CUSIP : 780259305
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	67,450
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,157,204.35
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,956,226
EBP, Investment, Issuer Name [Extensible Enumeration]	ROYAL DUTCH SHELL PLC SPONSORED ADR REPSTG ORD SH CUSIP 780259305 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ACV AUCTIONS INC CL A CL A CUSIP : 00091G104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	79,131
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,567,904.14
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 634,630.62
EBP, Investment, Issuer Name [Extensible Enumeration]	ACV AUCTIONS INC CL A CL A CUSIP 00091G104 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ADT INC DEL COM SEDOL : BFWCP81
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	223,294
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,717,554.03
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,801,982.58
EBP, Investment, Issuer Name [Extensible Enumeration]	ADT INC DEL COM SEDOL BFWCP81 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ADVANCED DRAIN SYS INC DEL COM CUSIP : 00790R104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	10,707
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,207,784.88
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,550,694.81
EBP, Investment, Issuer Name [Extensible Enumeration]	ADVANCED DRAIN SYS INC DEL COM CUSIP 00790R104 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ADVANCED MICRO DEVICES INC COM SEDOL : 2007849
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,792
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 577,392.92
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 812,094.72
EBP, Investment, Issuer Name [Extensible Enumeration]	ADVANCED MICRO DEVICES INC COM SEDOL 2007849 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ALPHABET INC CAP STK USD0.001 CL C CUSIP : 02079K107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	89,088
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 8,226,043.42
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 27,955,814.4
EBP, Investment, Issuer Name [Extensible Enumeration]	ALPHABET INC CAP STK USD0.001 CL C CUSIP 02079K107 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ALPHABET INC CAPITAL STOCK USD0.001 CL A CUSIP : 02079K305
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	223,042
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 21,998,821.49
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 69,812,146
EBP, Investment, Issuer Name [Extensible Enumeration]	ALPHABET INC CAPITAL STOCK USD0.001 CL A CUSIP 02079K305 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | AMAZON COM INC COM SEDOL : 2000019
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	370,649
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 38,926,280.96
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 85,553,202.18
EBP, Investment, Issuer Name [Extensible Enumeration]	AMAZON COM INC COM SEDOL 2000019 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | AMDOCS ORD GBP0.01 SEDOL : 2256908
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	29,400
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,554,837.66
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,366,994
EBP, Investment, Issuer Name [Extensible Enumeration]	AMDOCS ORD GBP0.01 SEDOL 2256908 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | AMICUS THERAPEUTICS INC COM CUSIP : 03152W109
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	141,496
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,751,394.66
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,014,903.04
EBP, Investment, Issuer Name [Extensible Enumeration]	AMICUS THERAPEUTICS INC COM CUSIP 03152W109 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | AMPHENOL CORP NEW CL A SEDOL : 2145084
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	172,608
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 8,621,593.49
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 23,326,245.12
EBP, Investment, Issuer Name [Extensible Enumeration]	AMPHENOL CORP NEW CL A SEDOL 2145084 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ANTERO RES CORP COM SEDOL : BFD2WR8
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	47,300
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,364,697.53
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,629,958
EBP, Investment, Issuer Name [Extensible Enumeration]	ANTERO RES CORP COM SEDOL BFD2WR8 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | AON PLC CUSIP : G0403H108
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	38,802
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 10,016,107.28
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 13,692,449.76
EBP, Investment, Issuer Name [Extensible Enumeration]	AON PLC CUSIP G0403H108 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | APPFOLIO INC COM CL A COM CL A CUSIP : 03783C100
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	7,375
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,693,529.79
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,715,793.75
EBP, Investment, Issuer Name [Extensible Enumeration]	APPFOLIO INC COM CL A COM CL A CUSIP 03783C100 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | APPLE INC COM STK SEDOL : 2046251
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	315,672
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 36,663,570.34
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 85,818,589.92
EBP, Investment, Issuer Name [Extensible Enumeration]	APPLE INC COM STK SEDOL 2046251 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | APPLOVIN CORP COM CL A COM CL A SEDOL : BMV3LG4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	13,800
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,729,271.22
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 9,298,716
EBP, Investment, Issuer Name [Extensible Enumeration]	APPLOVIN CORP COM CL A COM CL A SEDOL BMV3LG4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ARES MANAGEMENT LP COM SHS REPSTG LTD PARTNER SEDOL : BF14BT1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,900
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,708,399.9
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,085,027
EBP, Investment, Issuer Name [Extensible Enumeration]	ARES MANAGEMENT LP COM SHS REPSTG LTD PARTNER SEDOL BF14BT1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ARISTA NETWORKS INC COM NEW SEDOL : BL9XPM3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	112,500
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 13,947,469.64
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 14,740,875
EBP, Investment, Issuer Name [Extensible Enumeration]	ARISTA NETWORKS INC COM NEW SEDOL BL9XPM3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ARTISAN PARTNERS ASSET MGMT INC CL A CL A SEDOL : B8FW545
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	39,739
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,553,820.18
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,618,966.86
EBP, Investment, Issuer Name [Extensible Enumeration]	ARTISAN PARTNERS ASSET MGMT INC CL A CL A SEDOL B8FW545 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ASSURANT INC COM SEDOL : 2331430
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	7,680
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,300,778.25
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,849,728
EBP, Investment, Issuer Name [Extensible Enumeration]	ASSURANT INC COM SEDOL 2331430 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | AVERY DENNISON CORP COM SEDOL : 2066408
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,432
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,245,330.65
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,261,132.16
EBP, Investment, Issuer Name [Extensible Enumeration]	AVERY DENNISON CORP COM SEDOL 2066408 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | AVIENT CORPORATION SEDOL : BMHWY55
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	42,161
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,084,052.41
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,317,109.64
EBP, Investment, Issuer Name [Extensible Enumeration]	AVIENT CORPORATION SEDOL BMHWY55 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BELDEN INC COM SEDOL : B01WL78
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	15,950
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,249,430.8
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,858,972.5
EBP, Investment, Issuer Name [Extensible Enumeration]	BELDEN INC COM SEDOL B01WL78 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BELLRING BRANDS INC COM USD0.01 CUSIP : 07831C103
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	34,703
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,977,068.1
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 927,611.19
EBP, Investment, Issuer Name [Extensible Enumeration]	BELLRING BRANDS INC COM USD0.01 CUSIP 07831C103 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BENTLEY SYS INC CL B CL B CUSIP : 08265T208
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	33,135
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,884,096.38
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,264,597.28
EBP, Investment, Issuer Name [Extensible Enumeration]	BENTLEY SYS INC CL B CL B CUSIP 08265T208 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BIO-TECHNE CORP COM CUSIP : 09073M104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	26,598
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,821,336.96
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,564,228.38
EBP, Investment, Issuer Name [Extensible Enumeration]	BIOTECHNE CORP COM CUSIP 09073M104 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BJS WHSL CLUB HLDGS INC COM SEDOL : BFZNZF8
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	16,800
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,129,623.8
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,512,504
EBP, Investment, Issuer Name [Extensible Enumeration]	BJS WHSL CLUB HLDGS INC COM SEDOL BFZNZF8 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BLOCK INC SEDOL : BYNZGK1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	349,835
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 19,728,154.61
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 22,770,760.15
EBP, Investment, Issuer Name [Extensible Enumeration]	BLOCK INC SEDOL BYNZGK1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BOEING CO COM USD5.00 SEDOL : 2108601
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	35,437
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 5,951,487.63
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 7,694,081.44
EBP, Investment, Issuer Name [Extensible Enumeration]	BOEING CO COM USD5.00 SEDOL 2108601 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BOOKING HLDGS INC COM SEDOL : BDRXDB4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	2,046
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,774,739.25
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 10,957,005.18
EBP, Investment, Issuer Name [Extensible Enumeration]	BOOKING HLDGS INC COM SEDOL BDRXDB4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BREAD FINANCIAL HOLDINGS INC COM USD0.01 SEDOL : 2762030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	19,569
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 922,986.42
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,448,693.07
EBP, Investment, Issuer Name [Extensible Enumeration]	BREAD FINANCIAL HOLDINGS INC COM USD0.01 SEDOL 2762030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BRIGHT HORIZONS FA COM USD0.001 CUSIP : 109194100
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	14,161
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,352,519.58
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,435,925.4
EBP, Investment, Issuer Name [Extensible Enumeration]	BRIGHT HORIZONS FA COM USD0.001 CUSIP 109194100 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BRINKS CO COM SEDOL : 2691305
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	30,406
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,272,858.83
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,549,292.38
EBP, Investment, Issuer Name [Extensible Enumeration]	BRINKS CO COM SEDOL 2691305 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BROADCOM INC COM SEDOL : BDZ78H9
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	139,401
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 35,028,921.42
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 48,246,686.1
EBP, Investment, Issuer Name [Extensible Enumeration]	BROADCOM INC COM SEDOL BDZ78H9 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BRUNSWICK CORP COM SEDOL : 2149309
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	20,835
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,673,619.68
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,546,790.4
EBP, Investment, Issuer Name [Extensible Enumeration]	BRUNSWICK CORP COM SEDOL 2149309 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BUILDERS FIRSTSOURCE INC COM STK SEDOL : B0BV2M7
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	13,830
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,863,377.05
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,422,968.7
EBP, Investment, Issuer Name [Extensible Enumeration]	BUILDERS FIRSTSOURCE INC COM STK SEDOL B0BV2M7 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | BWX TECHNOLOGIES INC COM CUSIP : 05605H100
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,561
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,272,870.57
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,171,043.24
EBP, Investment, Issuer Name [Extensible Enumeration]	BWX TECHNOLOGIES INC COM CUSIP 05605H100 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | C H ROBINSON WORLDWIDE INC COM NEW COM NEW SEDOL : 2116228
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	17,950
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,730,037.15
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,885,642
EBP, Investment, Issuer Name [Extensible Enumeration]	C H ROBINSON WORLDWIDE INC COM NEW COM NEW SEDOL 2116228 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CACI INTL INC CL A CL A SEDOL : 2159267
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,589
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,596,533.79
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,912,255.09
EBP, Investment, Issuer Name [Extensible Enumeration]	CACI INTL INC CL A CL A SEDOL 2159267 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CACTUS INC CL A CL A SEDOL : BF1GM16
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	22,400
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,215,747.62
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,023,232
EBP, Investment, Issuer Name [Extensible Enumeration]	CACTUS INC CL A CL A SEDOL BF1GM16 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CAESARS ENTMT INC NEW COM SEDOL : BMWWGB0
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	52,750
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,911,417.14
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,233,822.5
EBP, Investment, Issuer Name [Extensible Enumeration]	CAESARS ENTMT INC NEW COM SEDOL BMWWGB0 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CAPITAL ONE FINL CORP COM CUSIP : 14040H105
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	113,114
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 11,492,910.41
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 27,414,309.04
EBP, Investment, Issuer Name [Extensible Enumeration]	CAPITAL ONE FINL CORP COM CUSIP 14040H105 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CARLYLE GROUP INC COM CUSIP : 14316J108
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	35,337
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,323,051.68
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,088,770.07
EBP, Investment, Issuer Name [Extensible Enumeration]	CARLYLE GROUP INC COM CUSIP 14316J108 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CARPENTER TECHNOLOGY CORP COM CUSIP : 144285103
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	4,844
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,171,517.82
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,525,084.96
EBP, Investment, Issuer Name [Extensible Enumeration]	CARPENTER TECHNOLOGY CORP COM CUSIP 144285103 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CASELLA WASTE SYS INC CL A COM STK CUSIP : 147448104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	13,428
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,043,901.76
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,315,138.32
EBP, Investment, Issuer Name [Extensible Enumeration]	CASELLA WASTE SYS INC CL A COM STK CUSIP 147448104 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CASEYS GEN STORES INC COM SEDOL : 2179414
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	4,241
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,614,168.04
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,344,043.11
EBP, Investment, Issuer Name [Extensible Enumeration]	CASEYS GEN STORES INC COM SEDOL 2179414 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CAVA GROUP INC COM CUSIP : 148929102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	16,431
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,284,836.29
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 964,335.39
EBP, Investment, Issuer Name [Extensible Enumeration]	CAVA GROUP INC COM CUSIP 148929102 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CHARLES RIV LABORATORIES INTL INC COM SEDOL : 2604336
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	10,625
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,867,879.35
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,119,475
EBP, Investment, Issuer Name [Extensible Enumeration]	CHARLES RIV LABORATORIES INTL INC COM SEDOL 2604336 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CHEMED CORP NEW COM CUSIP : 16359R103
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	4,014
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,927,906.11
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,717,430.04
EBP, Investment, Issuer Name [Extensible Enumeration]	CHEMED CORP NEW COM CUSIP 16359R103 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CHIPOTLE MEXICAN GRILL INC COM STK SEDOL : B0X7DZ3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	154,685
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 5,005,258.98
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,723,345
EBP, Investment, Issuer Name [Extensible Enumeration]	CHIPOTLE MEXICAN GRILL INC COM STK SEDOL B0X7DZ3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CHURCHILL DOWNS INC COM CUSIP : 171484108
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	18,356
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,272,618.84
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,088,545.68
EBP, Investment, Issuer Name [Extensible Enumeration]	CHURCHILL DOWNS INC COM CUSIP 171484108 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CIENA CORP COM NEW CUSIP : 171779309
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	35,179
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,530,254.37
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 8,227,312.73
EBP, Investment, Issuer Name [Extensible Enumeration]	CIENA CORP COM NEW CUSIP 171779309 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CINEMARK HLDGS INC COM SEDOL : B1W7RQ0
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	74,300
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,965,049.11
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,726,732
EBP, Investment, Issuer Name [Extensible Enumeration]	CINEMARK HLDGS INC COM SEDOL B1W7RQ0 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CLEAN HBRS INC COM CUSIP : 184496107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	5,283
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,084,255.06
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,238,757.84
EBP, Investment, Issuer Name [Extensible Enumeration]	CLEAN HBRS INC COM CUSIP 184496107 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CLEARWATER ANALYTICS HLDGS INC CL A CL A CUSIP : 185123106
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	59,257
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,055,634.36
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,429,278.84
EBP, Investment, Issuer Name [Extensible Enumeration]	CLEARWATER ANALYTICS HLDGS INC CL A CL A CUSIP 185123106 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | COHERENT CORP COM CUSIP : 19247G107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	10,599
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,038,841.92
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,956,257.43
EBP, Investment, Issuer Name [Extensible Enumeration]	COHERENT CORP COM CUSIP 19247G107 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | COM ALCOA CORPORATION COM USD0.01 CUSIP : 013872106
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	275,605
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 9,985,877.48
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 14,645,649.7
EBP, Investment, Issuer Name [Extensible Enumeration]	COM ALCOA CORPORATION COM USD0.01 CUSIP 013872106 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | COMCAST CORP NEW-CL A CUSIP : 20030N101
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	707,426
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 26,133,207.88
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 21,144,963.14
EBP, Investment, Issuer Name [Extensible Enumeration]	COMCAST CORP NEWCL A CUSIP 20030N101 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | COMM BANCSHARES INC COM SEDOL : 2213204
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	46,513.5
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,363,246.02
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,434,516.59
EBP, Investment, Issuer Name [Extensible Enumeration]	COMM BANCSHARES INC COM SEDOL 2213204 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | COMMERCIAL METALS CO COM SEDOL : 2213260
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	37,376
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,657,235.38
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,587,166.72
EBP, Investment, Issuer Name [Extensible Enumeration]	COMMERCIAL METALS CO COM SEDOL 2213260 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CONOCOPHILLIPS COM CUSIP : 20825C104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	419,797
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 43,400,938.98
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 39,297,197.17
EBP, Investment, Issuer Name [Extensible Enumeration]	CONOCOPHILLIPS COM CUSIP 20825C104 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CORE NATURAL RESOURCES INC COM USD0.01 SEDOL : BR1Z682
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	14,925
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,444,861.83
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,321,011.75
EBP, Investment, Issuer Name [Extensible Enumeration]	CORE NATURAL RESOURCES INC COM USD0.01 SEDOL BR1Z682 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CRH ORD EUR 0.32 SEDOL : B01ZKD6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	26,760
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,034,586.27
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,339,648
EBP, Investment, Issuer Name [Extensible Enumeration]	CRH ORD EUR 0.32 SEDOL B01ZKD6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CROWN HLDGS INC COM SEDOL : 2427986
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	20,269
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,960,839.35
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,087,098.93
EBP, Investment, Issuer Name [Extensible Enumeration]	CROWN HLDGS INC COM SEDOL 2427986 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CURTISS WRIGHT CORP COM CUSIP : 231561101
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,242
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,209,887.46
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,787,217.34
EBP, Investment, Issuer Name [Extensible Enumeration]	CURTISS WRIGHT CORP COM CUSIP 231561101 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | CUSHMAN AND WAKEFIELD LTD COM SHS SEDOL : BQ3R8B6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	180,000
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,811,805.89
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,914,200
EBP, Investment, Issuer Name [Extensible Enumeration]	CUSHMAN AND WAKEFIELD LTD COM SHS SEDOL BQ3R8B6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | DANAHER CORP COM SEDOL : 2250870
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	133,774
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 27,213,083.96
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 30,623,544.08
EBP, Investment, Issuer Name [Extensible Enumeration]	DANAHER CORP COM SEDOL 2250870 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | DATADOG INC COM USD0.00001 CL A SEDOL : BKT9Y49
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	51,700
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 6,994,577.63
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 7,030,683
EBP, Investment, Issuer Name [Extensible Enumeration]	DATADOG INC COM USD0.00001 CL A SEDOL BKT9Y49 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | DHT HOLDINGS INC SHS NEW SEDOL : B7JB336
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	97,024
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,204,832.19
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,184,663.04
EBP, Investment, Issuer Name [Extensible Enumeration]	DHT HOLDINGS INC SHS NEW SEDOL B7JB336 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | DOLLAR TREE INC COM STK SEDOL : 2272476
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	10,550
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 767,172.45
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,297,755.5
EBP, Investment, Issuer Name [Extensible Enumeration]	DOLLAR TREE INC COM STK SEDOL 2272476 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | DONALDSON INC COM CUSIP : 257651109
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	20,401
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,795,190.18
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,808,752.66
EBP, Investment, Issuer Name [Extensible Enumeration]	DONALDSON INC COM CUSIP 257651109 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | DOORDASH INC CL A COM USD0.00001 CLASS A SEDOL : BN13P03
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	30,700
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 6,419,089.3
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 6,952,936
EBP, Investment, Issuer Name [Extensible Enumeration]	DOORDASH INC CL A COM USD0.00001 CLASS A SEDOL BN13P03 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | DOXIMITY INC COM USD0.001 CL A CUSIP : 26622P107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	55,341
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,220,020.72
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,450,499.48
EBP, Investment, Issuer Name [Extensible Enumeration]	DOXIMITY INC COM USD0.001 CL A CUSIP 26622P107 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | DYNATRACE INC COM CUSIP : 268150109
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	36,068
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,846,077.28
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,563,187.12
EBP, Investment, Issuer Name [Extensible Enumeration]	DYNATRACE INC COM CUSIP 268150109 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | EAGLE MATLS INC COM CUSIP : 26969P108
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	6,814
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,381,219.09
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,408,317.52
EBP, Investment, Issuer Name [Extensible Enumeration]	EAGLE MATLS INC COM CUSIP 26969P108 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ELEMENT SOLUTION INC COM SEDOL : BJ1C2K1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	72,400
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,907,387.01
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,809,276
EBP, Investment, Issuer Name [Extensible Enumeration]	ELEMENT SOLUTION INC COM SEDOL BJ1C2K1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ELEVANCE HEALTH INC CUSIP : 036752103
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	25,713
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 10,175,568.5
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 9,013,692.15
EBP, Investment, Issuer Name [Extensible Enumeration]	ELEVANCE HEALTH INC CUSIP 036752103 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ELI LILLY & CO COM NPV SEDOL : 2516152
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	19,521
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 8,137,225.22
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 20,978,828.28
EBP, Investment, Issuer Name [Extensible Enumeration]	ELI LILLY CO COM NPV SEDOL 2516152 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | EMCOR GROUP INC COM SEDOL : 2474164
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,384
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 733,059.54
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 846,717.36
EBP, Investment, Issuer Name [Extensible Enumeration]	EMCOR GROUP INC COM SEDOL 2474164 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ENCOMPASS HEALTH CORP COM USD0.01 SEDOL : BYX2YJ7
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	24,597
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,489,873.61
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,610,725.58
EBP, Investment, Issuer Name [Extensible Enumeration]	ENCOMPASS HEALTH CORP COM USD0.01 SEDOL BYX2YJ7 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ENTEGRIS INC COM SEDOL : 2599700
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	103,556
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 9,891,842.68
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 8,724,593
EBP, Investment, Issuer Name [Extensible Enumeration]	ENTEGRIS INC COM SEDOL 2599700 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ENVISTA HLDGS CORP COM SEDOL : BK63SF3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	83,000
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,725,139.7
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,801,930
EBP, Investment, Issuer Name [Extensible Enumeration]	ENVISTA HLDGS CORP COM SEDOL BK63SF3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | EQUIFAX INC COM SEDOL : 2319146
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	11,323
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,905,908.08
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,456,864.54
EBP, Investment, Issuer Name [Extensible Enumeration]	EQUIFAX INC COM SEDOL 2319146 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ESSENT GROUP LTD COM STK SEDOL : BFWGXR8
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	33,250
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,842,045.63
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,161,582.5
EBP, Investment, Issuer Name [Extensible Enumeration]	ESSENT GROUP LTD COM STK SEDOL BFWGXR8 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ESTEE LAUDER COMPANIES INC CL A USD0.01 CUSIP : 518439104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	149,020
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 10,485,478.16
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 15,605,374.4
EBP, Investment, Issuer Name [Extensible Enumeration]	ESTEE LAUDER COMPANIES INC CL A USD0.01 CUSIP 518439104 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | EVERCORE INC CUSIP : 29977A105
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	4,841
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,123,909.7
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,647,150.25
EBP, Investment, Issuer Name [Extensible Enumeration]	EVERCORE INC CUSIP 29977A105 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | EVEREST GROUP LTD CUSIP : G3223R108
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	13,510
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,845,547.29
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,584,618.5
EBP, Investment, Issuer Name [Extensible Enumeration]	EVEREST GROUP LTD CUSIP G3223R108 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | EVERGY INC COM NPV SEDOL : BFMXGR0
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	25,865
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,427,823.58
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,874,953.85
EBP, Investment, Issuer Name [Extensible Enumeration]	EVERGY INC COM NPV SEDOL BFMXGR0 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | EVERPURE INC COM USD0.0001 CL A CUSIP : 74624M102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	46,398
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,909,367.45
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,109,129.98
EBP, Investment, Issuer Name [Extensible Enumeration]	EVERPURE INC COM USD0.0001 CL A CUSIP 74624M102 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | EXLSERVICE COM INC COM STK CUSIP : 302081104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	32,973
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,021,030.2
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,399,374.12
EBP, Investment, Issuer Name [Extensible Enumeration]	EXLSERVICE COM INC COM STK CUSIP 302081104 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | F5 INC COM STK NPV CUSIP : 315616102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	14,909
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,563,542.72
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,805,671.34
EBP, Investment, Issuer Name [Extensible Enumeration]	F5 INC COM STK NPV CUSIP 315616102 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | FABRINET COM USD0.01 SEDOL : B4JSZL8
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,600
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 5,375,339.11
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,736,528
EBP, Investment, Issuer Name [Extensible Enumeration]	FABRINET COM USD0.01 SEDOL B4JSZL8 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | FIRST AMERN FINL CORP COM STK SEDOL : B4NFPK4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	29,380
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,702,470.44
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,805,107.2
EBP, Investment, Issuer Name [Extensible Enumeration]	FIRST AMERN FINL CORP COM STK SEDOL B4NFPK4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | FIRST HORIZON CORPORATION COM USD0.625 SEDOL : 2341484
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	177,085
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,298,585.78
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,232,331.5
EBP, Investment, Issuer Name [Extensible Enumeration]	FIRST HORIZON CORPORATION COM USD0.625 SEDOL 2341484 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | FIRST INTERSTATE BANCSYS/MT SEDOL : B4RGHN0
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	58,900
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,909,107.55
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,037,940
EBP, Investment, Issuer Name [Extensible Enumeration]	FIRST INTERSTATE BANCSYSMT SEDOL B4RGHN0 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | FLAGSTAR BANK NA SEDOL : BT6MM39
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	205,900
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,226,172.29
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,592,281
EBP, Investment, Issuer Name [Extensible Enumeration]	FLAGSTAR BANK NA SEDOL BT6MM39 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | FLEX LTD COM USD0.01 SEDOL : 2353058
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	35,400
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 877,291.22
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,138,868
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEX LTD COM USD0.01 SEDOL 2353058 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | FRESHPET INC COM CUSIP : 358039105
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	18,710
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,273,840.63
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,140,000.3
EBP, Investment, Issuer Name [Extensible Enumeration]	FRESHPET INC COM CUSIP 358039105 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | GENEDX HOLDINGS CORP CL A NEW CUSIP : 81663L200
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	8,153
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 581,252.42
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,060,379.18
EBP, Investment, Issuer Name [Extensible Enumeration]	GENEDX HOLDINGS CORP CL A NEW CUSIP 81663L200 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | GLACIER BANCORP INC NEW COM SEDOL : 2370585
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	50,340
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,814,065.57
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,217,477
EBP, Investment, Issuer Name [Extensible Enumeration]	GLACIER BANCORP INC NEW COM SEDOL 2370585 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | GLAUKOS CORP COM CUSIP : 377322102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,703
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,662,586.28
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,434,295.73
EBP, Investment, Issuer Name [Extensible Enumeration]	GLAUKOS CORP COM CUSIP 377322102 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | GLOBE LIFE INC COM SEDOL : BK6YKG1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,100
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,591,116.5
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,692,306
EBP, Investment, Issuer Name [Extensible Enumeration]	GLOBE LIFE INC COM SEDOL BK6YKG1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | GLOBUS MED INC CL A NEW COM STK SEDOL : B7D65M0
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	63,826
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,379,760.73
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,572,648.06
EBP, Investment, Issuer Name [Extensible Enumeration]	GLOBUS MED INC CL A NEW COM STK SEDOL B7D65M0 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | GOODYEAR TIRE & RUBBER CO COM SEDOL : 2378200
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	206,500
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,201,134.97
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,808,940
EBP, Investment, Issuer Name [Extensible Enumeration]	GOODYEAR TIRE RUBBER CO COM SEDOL 2378200 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | GUIDEWIRE SOFTWARE INC COM USD0.0001 CUSIP : 40171V100
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	5,580
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 564,346.99
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,121,635.8
EBP, Investment, Issuer Name [Extensible Enumeration]	GUIDEWIRE SOFTWARE INC COM USD0.0001 CUSIP 40171V100 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | HALOZYME THERAPEUTICS INC COM CUSIP : 40637H109
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	17,538
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,298,162.76
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,180,307.4
EBP, Investment, Issuer Name [Extensible Enumeration]	HALOZYME THERAPEUTICS INC COM CUSIP 40637H109 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | HEALTHEQUITY INC COM CUSIP : 42226A107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	17,448
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,663,831.24
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,598,411.28
EBP, Investment, Issuer Name [Extensible Enumeration]	HEALTHEQUITY INC COM CUSIP 42226A107 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | HILTON WORLDWIDE HLDGS INC COM NEW COM NEW CUSIP : 43300A203
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	30,501
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,131,953.23
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 8,761,412.25
EBP, Investment, Issuer Name [Extensible Enumeration]	HILTON WORLDWIDE HLDGS INC COM NEW COM NEW CUSIP 43300A203 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | HOWMET AEROSPACE INC COM USD1.00 WI SEDOL : BKLJ8V2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	66,017
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,260,873.75
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 13,534,805.34
EBP, Investment, Issuer Name [Extensible Enumeration]	HOWMET AEROSPACE INC COM USD1.00 WI SEDOL BKLJ8V2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | HUBSPOT INC COM SEDOL : BR4T3B3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	32,278
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 15,739,764.19
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 12,953,161.4
EBP, Investment, Issuer Name [Extensible Enumeration]	HUBSPOT INC COM SEDOL BR4T3B3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | HUMANA INC COM CUSIP : 444859102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	54,900
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 16,906,470.86
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 14,061,537
EBP, Investment, Issuer Name [Extensible Enumeration]	HUMANA INC COM CUSIP 444859102 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | INDEPENDENT BK CORP MASS COM COM STK USD0.01 SEDOL : 2447821
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	21,219
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,076,786.52
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,550,684.52
EBP, Investment, Issuer Name [Extensible Enumeration]	INDEPENDENT BK CORP MASS COM COM STK USD0.01 SEDOL 2447821 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | INGERSOLL RAND INC COM SEDOL : BL5GZ82
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	57,695
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,206,749.11
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,570,597.9
EBP, Investment, Issuer Name [Extensible Enumeration]	INGERSOLL RAND INC COM SEDOL BL5GZ82 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | INGEVITY CORP COM SEDOL : BD4LHG4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	35,000
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,640,449.14
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,071,300
EBP, Investment, Issuer Name [Extensible Enumeration]	INGEVITY CORP COM SEDOL BD4LHG4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | INSMED INC COM PAR $.01 CUSIP : 457669307
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	19,016
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 558,981.32
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,309,544.64
EBP, Investment, Issuer Name [Extensible Enumeration]	INSMED INC COM PAR .01 CUSIP 457669307 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | INSPIRE MED SYS INC COM CUSIP : 457730109
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,173
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,720,534.29
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,122,715.79
EBP, Investment, Issuer Name [Extensible Enumeration]	INSPIRE MED SYS INC COM CUSIP 457730109 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | INSULET CORP COM STK CUSIP : 45784P101
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	2,262
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 441,807.96
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 642,950.88
EBP, Investment, Issuer Name [Extensible Enumeration]	INSULET CORP COM STK CUSIP 45784P101 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | INTUIT COM CUSIP : 461202103
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	44,344
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 18,820,536.38
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 29,374,352.48
EBP, Investment, Issuer Name [Extensible Enumeration]	INTUIT COM CUSIP 461202103 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | INTUITIVE SURGICAL INC COM NEW STK SEDOL : 2871301
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	35,838
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 8,372,669.33
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 20,297,209.68
EBP, Investment, Issuer Name [Extensible Enumeration]	INTUITIVE SURGICAL INC COM NEW STK SEDOL 2871301 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ITT INC COM SEDOL : BZBY209
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,800
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,018,471.83
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,220,928
EBP, Investment, Issuer Name [Extensible Enumeration]	ITT INC COM SEDOL BZBY209 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | JABIL INC COM USD0.001 SEDOL : 2471789
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	5,600
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 417,220.08
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,276,912
EBP, Investment, Issuer Name [Extensible Enumeration]	JABIL INC COM USD0.001 SEDOL 2471789 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | JAZZ PHARMACEUTICALS PLC COM USD0.0001 SEDOL : B4Q5ZN4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,000
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,700,172.14
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,040,000
EBP, Investment, Issuer Name [Extensible Enumeration]	JAZZ PHARMACEUTICALS PLC COM USD0.0001 SEDOL B4Q5ZN4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | JEFFERIES FINL GROUP INC COM SEDOL : BG0Q4Z2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	40,872
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,252,503.29
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,532,837.84
EBP, Investment, Issuer Name [Extensible Enumeration]	JEFFERIES FINL GROUP INC COM SEDOL BG0Q4Z2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | KIRBY CORP COM SEDOL : 2493534
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	18,600
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,395,564.73
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,049,348
EBP, Investment, Issuer Name [Extensible Enumeration]	KIRBY CORP COM SEDOL 2493534 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | KNIGHT-SWIFT TRANSN HLDGS INC CL A CLASSA COMMON STOCK USD0.01 SEDOL : BF0LKD0
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	38,500
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,041,691.71
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,012,780
EBP, Investment, Issuer Name [Extensible Enumeration]	KNIGHTSWIFT TRANSN HLDGS INC CL A CLASSA COMMON STOCK USD0.01 SEDOL BF0LKD0 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | KORN FERRY COM SEDOL : 2386849
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	24,288
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,401,986.47
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,603,493.76
EBP, Investment, Issuer Name [Extensible Enumeration]	KORN FERRY COM SEDOL 2386849 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | KRYSTAL BIOTECH INC COM CUSIP : 501147102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,335
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 665,031.05
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 822,210.9
EBP, Investment, Issuer Name [Extensible Enumeration]	KRYSTAL BIOTECH INC COM CUSIP 501147102 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | LANDBRIDGE CO LLC CL A CL A CUSIP : 514952100
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	10,749
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 645,201.39
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 526,593.51
EBP, Investment, Issuer Name [Extensible Enumeration]	LANDBRIDGE CO LLC CL A CL A CUSIP 514952100 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | LATTICE SEMICONDUCTOR CORP COM CUSIP : 518415104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	128,466
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 6,697,330.88
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 9,452,528.28
EBP, Investment, Issuer Name [Extensible Enumeration]	LATTICE SEMICONDUCTOR CORP COM CUSIP 518415104 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | LENNAR CORP CL A CL A CUSIP : 526057104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	190,432
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 22,572,645.69
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 19,576,409.6
EBP, Investment, Issuer Name [Extensible Enumeration]	LENNAR CORP CL A CL A CUSIP 526057104 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | LIBERTY BROADBAND CORP COM SER C COM SERC CUSIP : 530307305
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	130,019
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 12,838,707.77
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 6,318,923.4
EBP, Investment, Issuer Name [Extensible Enumeration]	LIBERTY BROADBAND CORP COM SER C COM SERC CUSIP 530307305 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | LINCOLN ELEC HLDGS INC COM CUSIP : 533900106
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	7,146
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,641,215.72
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,712,467.44
EBP, Investment, Issuer Name [Extensible Enumeration]	LINCOLN NATL CORP COM SEDOL 2516378 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | LINCOLN NATL CORP COM SEDOL : 2516378
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	42,350
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,159,986.39
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,885,845.5
EBP, Investment, Issuer Name [Extensible Enumeration]	LINCOLN NATL CORP COM SEDOL 2516378 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | LITTELFUSE INC COM SEDOL : 2531832
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	4,398
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,141,312.75
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,112,342.16
EBP, Investment, Issuer Name [Extensible Enumeration]	LITTELFUSE INC COM SEDOL 2531832 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | LIVANOVA PLC ORD GBP1.00 (DI) SEDOL : BYMT0J1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	34,120
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,908,188.8
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,099,403.6
EBP, Investment, Issuer Name [Extensible Enumeration]	LIVANOVA PLC ORD GBP1.00 (DI) SEDOL BYMT0J1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | LOUISIANA-PACIFIC CORP COM CUSIP : 546347105
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	9,705
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 884,203.69
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 783,775.8
EBP, Investment, Issuer Name [Extensible Enumeration]	LOUISIANAPACIFIC CORP COM CUSIP 546347105 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MADDEN STEVEN LTD COM SEDOL : 2553911
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	51,200
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,572,686.99
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,131,968
EBP, Investment, Issuer Name [Extensible Enumeration]	MADDEN STEVEN LTD COM SEDOL 2553911 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MADRIGAL PHARMACEUTICALS INC COM CUSIP : 558868105
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	4,295
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,158,288.29
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,501,150.3
EBP, Investment, Issuer Name [Extensible Enumeration]	MADRIGAL PHARMACEUTICALS INC COM CUSIP 558868105 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MANHATTAN ASSOCS INC COM CUSIP : 562750109
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	10,282
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,276,611.88
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,781,973.42
EBP, Investment, Issuer Name [Extensible Enumeration]	MANHATTAN ASSOCS INC COM CUSIP 562750109 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MAPLEBEAR INC COM CUSIP : 565394103
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	25,692
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,043,943.28
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,155,626.16
EBP, Investment, Issuer Name [Extensible Enumeration]	MAPLEBEAR INC COM CUSIP 565394103 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MARRIOTT VACATIONS WORLDWIDE CORP COM SEDOL : B45K9N8
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	18,060
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,138,425.26
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,041,881.4
EBP, Investment, Issuer Name [Extensible Enumeration]	MARRIOTT VACATIONS WORLDWIDE CORP COM SEDOL B45K9N8 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MARTIN MARIETTA MATLS INC COM CUSIP : 573284106
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	6,092
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,843,284.22
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,793,244.72
EBP, Investment, Issuer Name [Extensible Enumeration]	MARTIN MARIETTA MATLS INC COM CUSIP 573284106 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MASTERCARD INCORPORATED COM USD0.0001 CLASS A SEDOL : B121557
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	50,414
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 19,411,381.24
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 28,780,344.32
EBP, Investment, Issuer Name [Extensible Enumeration]	MASTERCARD INCORPORATED COM USD0.0001 CLASS A SEDOL B121557 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MERCADOLIBRE INC COM STK SEDOL : B23X1H3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	11,930
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 23,403,547.17
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 24,030,121.8
EBP, Investment, Issuer Name [Extensible Enumeration]	MERCADOLIBRE INC COM STK SEDOL B23X1H3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | META PLATFORMS INC COM USD0.000006 CL 'A' CUSIP : 30303M102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	72,606
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 17,863,941.06
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 47,926,494.54
EBP, Investment, Issuer Name [Extensible Enumeration]	META PLATFORMS INC COM USD0.000006 CL A CUSIP 30303M102 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MICROSOFT CORP COM CUSIP : 594918104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	285,543
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 58,027,626.12
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 138,094,305.66
EBP, Investment, Issuer Name [Extensible Enumeration]	MICROSOFT CORP COM CUSIP 594918104 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MKS INC SEDOL : 2404871
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	17,275
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,558,709.83
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,760,545
EBP, Investment, Issuer Name [Extensible Enumeration]	MKS INC SEDOL 2404871 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MOHAWK INDS INC COM SEDOL : 2598699
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	15,000
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,771,139.79
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,639,500
EBP, Investment, Issuer Name [Extensible Enumeration]	MOHAWK INDS INC COM SEDOL 2598699 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MONGODB INC CL A CL A SEDOL : BF2FJ99
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	17,733
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 5,341,393.32
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 7,442,362.77
EBP, Investment, Issuer Name [Extensible Enumeration]	MONGODB INC CL A CL A SEDOL BF2FJ99 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MOSAIC CO/THE SEDOL : B3NPHP6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	59,523
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,616,889.41
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,433,909.07
EBP, Investment, Issuer Name [Extensible Enumeration]	MOSAIC COTHE SEDOL B3NPHP6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MUELLER INDS INC COM CUSIP : 624756102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	22,725
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,845,514.13
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,608,830
EBP, Investment, Issuer Name [Extensible Enumeration]		MUELLER INDS INC COM CUSIP 624756102 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | MURPHY OIL CORP COM SEDOL : 2611206
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	61,075
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,630,938.77
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,908,593.75
EBP, Investment, Issuer Name [Extensible Enumeration]	MURPHY OIL CORP COM SEDOL 2611206 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | NATERA INC COM SEDOL : BYQRG48
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	40,222
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 5,751,967.25
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 9,214,457.98
EBP, Investment, Issuer Name [Extensible Enumeration]	NATERA INC COM SEDOL BYQRG48 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | NATIONAL VISION HLDGS INC COM CUSIP : 63845R107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	40,708
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 932,519.62
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,051,080.56
EBP, Investment, Issuer Name [Extensible Enumeration]	NATIONAL VISION HLDGS INC COM CUSIP 63845R107 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | NATL FUEL GAS CO COM SEDOL : 2626103
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	19,600
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,055,273.74
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,569,176
EBP, Investment, Issuer Name [Extensible Enumeration]	NATL FUEL GAS CO COM SEDOL 2626103 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | NETFLIX INC COM STK SEDOL : 2857817
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	112,770
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,898,901.58
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 10,573,315.2
EBP, Investment, Issuer Name [Extensible Enumeration]	NETFLIX INC COM STK SEDOL 2857817 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | NEXSTAR MEDIA GROUP INC COMMON STOCK SEDOL : 2949758
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	9,487
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,626,898.89
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,926,335.35
EBP, Investment, Issuer Name [Extensible Enumeration]	NEXSTAR MEDIA GROUP INC COMMON STOCK SEDOL 2949758 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | NEXTPOWER INC CUSIP : 65290E101
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	15,840
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,143,351.93
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,379,822.4
EBP, Investment, Issuer Name [Extensible Enumeration]	NEXTPOWER INC CUSIP 65290E101 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | NORWEGIAN CRUISE LINE HLDGS LTD COM USD0.001 SEDOL : B9CGTC3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	78,300
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,540,063.58
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,747,656
EBP, Investment, Issuer Name [Extensible Enumeration]	NORWEGIAN CRUISE LINE HLDGS LTD COM USD0.001 SEDOL B9CGTC3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | NOVANTA INC NOVANTA INC CUSIP : 67000B104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	8,289
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 845,216.59
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 986,308.11
EBP, Investment, Issuer Name [Extensible Enumeration]	NOVANTA INC NOVANTA INC CUSIP 67000B104 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | NVENT ELECTRIC PLC COM USD0.01 WI CUSIP : G6700G107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	17,711
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,087,914.25
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,805,990.67
EBP, Investment, Issuer Name [Extensible Enumeration]	NVENT ELECTRIC PLC COM USD0.01 WI CUSIP G6700G107 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | NVIDIA CORP COM SEDOL : 2379504
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	568,281
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 29,267,308.19
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 105,984,406.5
EBP, Investment, Issuer Name [Extensible Enumeration]	NVIDIA CORP COM SEDOL 2379504 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ONTO INNOVATION INC CUSIP : 683344105
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	17,966
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,989,289.11
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,836,112.76
EBP, Investment, Issuer Name [Extensible Enumeration]	ONTO INNOVATION INC CUSIP 683344105 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | OSHKOSH CORPORATION SEDOL : 2663520
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	16,925
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,866,774.19
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,126,287.75
EBP, Investment, Issuer Name [Extensible Enumeration]	OSHKOSH CORPORATION SEDOL 2663520 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | OWENS CORNING NEW COM STK SEDOL : B1FW7Q2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	15,915
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,563,720.77
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,781,047.65
EBP, Investment, Issuer Name [Extensible Enumeration]	OWENS CORNING NEW COM STK SEDOL B1FW7Q2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | PARSONS CORP DEL COM CUSIP : 70202L102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	24,302
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,695,048.45
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,501,863.6
EBP, Investment, Issuer Name [Extensible Enumeration]	PARSONS CORP DEL COM CUSIP 70202L102 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | PENTAIR PLC COM USD0.01 SEDOL : BLS09M3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	15,150
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 790,488.32
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,577,721
EBP, Investment, Issuer Name [Extensible Enumeration]	PENTAIR PLC COM USD0.01 SEDOL BLS09M3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | PENUMBRA INC COM CUSIP : 70975L107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	5,393
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,561,358.29
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,676,737.63
EBP, Investment, Issuer Name [Extensible Enumeration]	PENUMBRA INC COM CUSIP 70975L107 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | PERFORMANCE FOOD GROUP CO COM SEDOL : BYVYD43
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	22,041
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,104,143.72
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,981,926.72
EBP, Investment, Issuer Name [Extensible Enumeration]	PERFORMANCE FOOD GROUP CO COM SEDOL BYVYD43 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | PERMIAN RES CORP CL A SEDOL : BQPCHB2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	91,500
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 956,646.23
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,283,745
EBP, Investment, Issuer Name [Extensible Enumeration]	PERMIAN RES CORP CL A SEDOL BQPCHB2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | PINNACLE W. CAP CORP COM SEDOL : 2048804
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	18,534
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,405,878.29
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,643,965.8
EBP, Investment, Issuer Name [Extensible Enumeration]	PINNACLE W. CAP CORP COM SEDOL 2048804 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | PLANET FITNESS INC CL A CL A CUSIP : 72703H101
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	18,407
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,222,114.24
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,996,607.29
EBP, Investment, Issuer Name [Extensible Enumeration]	PLANET FITNESS INC CL A CL A CUSIP 72703H101 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | POOL CORP COM STK CUSIP : 73278L105
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	6,056
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,099,948.7
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,385,310
EBP, Investment, Issuer Name [Extensible Enumeration]	POOL CORP COM STK CUSIP 73278L105 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | POST HLDGS INC COM STK SEDOL : B6T0518
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	13,475
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,404,182.05
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,334,698.75
EBP, Investment, Issuer Name [Extensible Enumeration]	POST HLDGS INC COM STK SEDOL B6T0518 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | PRIMO BRANDS CORPORATION COM USD0.01 CUSIP : 741623102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	127,858
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,962,780.77
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,090,478.3
EBP, Investment, Issuer Name [Extensible Enumeration]	PRIMO BRANDS CORPORATION COM USD0.01 CUSIP 741623102 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | PROSPERITY BANCSHARES INC COM SEDOL : 2310257
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	32,775
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,169,116.74
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,265,080.25
EBP, Investment, Issuer Name [Extensible Enumeration]	PROSPERITY BANCSHARES INC COM SEDOL 2310257 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | PTC INC COM CUSIP : 69370C100
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	41,924
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 6,710,732.97
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 7,303,580.04
EBP, Investment, Issuer Name [Extensible Enumeration]	PTC INC COM CUSIP 69370C100 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | Q2 HLDGS INC COM CUSIP : 74736L109
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	27,555
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,353,808.13
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,988,368.8
EBP, Investment, Issuer Name [Extensible Enumeration]	Q2 HLDGS INC COM CUSIP 74736L109 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | QORVO INC COM SEDOL : BR9YYP4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	25,899
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,046,137.3
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,188,724.49
EBP, Investment, Issuer Name [Extensible Enumeration]	QORVO INC COM SEDOL BR9YYP4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | REGAL REXNORD CORPORATION COM STK USD0.01 CUSIP : 758750103
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	8,207
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,248,922.54
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,151,606.24
EBP, Investment, Issuer Name [Extensible Enumeration]	REGAL REXNORD CORPORATION COM STK USD0.01 CUSIP 758750103 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | RELIANCE INC COM NPV SEDOL : 2729068
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	9,580
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,232,085.1
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,767,374.6
EBP, Investment, Issuer Name [Extensible Enumeration]	RELIANCE INC COM NPV SEDOL 2729068 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | REVVITY INC SEDOL : 2305844
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	17,825
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,745,857.41
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,724,568.75
EBP, Investment, Issuer Name [Extensible Enumeration]	REVVITY INC SEDOL 2305844 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | RLI CORP COM SEDOL : 2719070
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	27,850
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,769,862.89
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,781,843
EBP, Investment, Issuer Name [Extensible Enumeration]	RLI CORP COM SEDOL 2719070 [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ROCKET COS INC CL A CL A SEDOL : BMD6Y84
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	118,400
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,351,286.3
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,292,224
EBP, Investment, Issuer Name [Extensible Enumeration]	ROCKET COS INC CL A CL A SEDOL BMD6Y84 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | ROKU INC COM CL A COM CL A SEDOL : BZ1LFG7
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	17,000
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,623,838.95
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,844,330
EBP, Investment, Issuer Name [Extensible Enumeration]	ROKU INC COM CL A COM CL A SEDOL BZ1LFG7 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | RYDER SYS INC COM SEDOL : 2760669
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	11,178
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,191,210
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,139,357.42
EBP, Investment, Issuer Name [Extensible Enumeration]	RYDER SYS INC COM SEDOL 2760669 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | SALLY BEAUTY HLDGS INC COM STK USD0.01 SEDOL : B1GZ005
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	109,800
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,128,839.2
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,565,748
EBP, Investment, Issuer Name [Extensible Enumeration]	SALLY BEAUTY HLDGS INC COM STK USD0.01 SEDOL B1GZ005 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | SCORPIO TANKERS INC COM USD0.01 (POST REV SPLIT) SEDOL : BHXD297
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	36,200
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,475,019.68
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,840,046
EBP, Investment, Issuer Name [Extensible Enumeration]	SCORPIO TANKERS INC COM USD0.01 (POST REV SPLIT) SEDOL BHXD297 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | SENSATA TECHNOLOGIES B V HOLDING SEDOL : BFMBMT8
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	67,975
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,514,478.65
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,262,887.75
EBP, Investment, Issuer Name [Extensible Enumeration]	SENSATA TECHNOLOGIES B V HOLDING SEDOL BFMBMT8 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | SERVICENOW INC COM USD0.001 SEDOL : B80NXX8
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	77,730
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 6,806,025.76
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 11,907,458.7
EBP, Investment, Issuer Name [Extensible Enumeration]	SERVICENOW INC COM USD0.001 SEDOL B80NXX8 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | SHARKNINJA COM USD0.0001 CUSIP : G8068L108
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	14,300
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,039,288.12
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,600,170
EBP, Investment, Issuer Name [Extensible Enumeration]	SHARKNINJA COM USD0.0001 CUSIP G8068L108 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | SIGNET JEWELERS LTD ORD USD0.18 SEDOL : B3CTNK6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	19,911
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,721,076.03
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,650,223.68
EBP, Investment, Issuer Name [Extensible Enumeration]	SIGNET JEWELERS LTD ORD USD0.18 SEDOL B3CTNK6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | SKYWEST INC COM SEDOL : 2814210
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	17,412
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,181,362.92
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,748,338.92
EBP, Investment, Issuer Name [Extensible Enumeration]	SKYWEST INC COM SEDOL 2814210 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | SOLSTICE ADVANCED MATLS INC COM SEDOL : BW2K5V7
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	34,700
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,713,149.05
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,685,726
EBP, Investment, Issuer Name [Extensible Enumeration]	SOLSTICE ADVANCED MATLS INC COM SEDOL BW2K5V7 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | SOUTHSTATE BK CORP COM SEDOL : BVDCQB2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	25,900
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,142,455.74
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,437,449
EBP, Investment, Issuer Name [Extensible Enumeration]	SOUTHSTATE BK CORP COM SEDOL BVDCQB2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | STRYKER CORP SEDOL : 2853688
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	31,327
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 7,435,089.9
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 11,010,500.69
EBP, Investment, Issuer Name [Extensible Enumeration]	STRYKER CORP SEDOL 2853688 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | SYNAPTICS INC COM SEDOL : 2839268
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	29,740
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,521,705.5
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,201,354.8
EBP, Investment, Issuer Name [Extensible Enumeration]	SYNAPTICS INC COM SEDOL 2839268 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | TALEN ENERGY CORP NEW COM SEDOL : BRRF114
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	11,070
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,607,356.06
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,149,478.8
EBP, Investment, Issuer Name [Extensible Enumeration]	TALEN ENERGY CORP NEW COM SEDOL BRRF114 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | TAYLOR MORRISON HOME CORP COM USD0.00001 SEDOL : B832462
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	32,100
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,176,988.87
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,889,727
EBP, Investment, Issuer Name [Extensible Enumeration]	TAYLOR MORRISON HOME CORP COM USD0.00001 SEDOL B832462 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | TD SYNNEX CORPORATION COM USD0.001 SEDOL : 2002554
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	11,000
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,229,024.65
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,652,530
EBP, Investment, Issuer Name [Extensible Enumeration]	TD SYNNEX CORPORATION COM USD0.001 SEDOL 2002554 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | TENET HEALTHCARE CORP COM NEW . SEDOL : B8DMK08
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	9,641
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 717,985.45
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,915,859.52
EBP, Investment, Issuer Name [Extensible Enumeration]	TENET HEALTHCARE CORP COM NEW . SEDOL B8DMK08 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | TERADYNE INC COM CUSIP : 880770102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	10,662
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,256,842.37
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,063,736.72
EBP, Investment, Issuer Name [Extensible Enumeration]	TERADYNE INC COM CUSIP 880770102 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | TEREX CORP NEW COM SEDOL : 2884224
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	31,900
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,652,037.35
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,702,822
EBP, Investment, Issuer Name [Extensible Enumeration]	TEREX CORP NEW COM SEDOL 2884224 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | TEXTRON INC COM SEDOL : 2885937
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	34,400
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,703,445.79
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,998,648
EBP, Investment, Issuer Name [Extensible Enumeration]	TEXTRON INC COM SEDOL 2885937 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | THE BALDWIN INSURANCE GROUP INC CLASS A COMMON STOCK CUSIP : 05589G102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	67,164
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,636,834.49
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,613,950.92
EBP, Investment, Issuer Name [Extensible Enumeration]	THE BALDWIN INSURANCE GROUP INC CLASS A COMMON STOCK CUSIP 05589G102 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | THE CIGNA GROUP SEDOL : BHJ0775
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	16,048
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,367,942.17
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,416,891.04
EBP, Investment, Issuer Name [Extensible Enumeration]	THE CIGNA GROUP SEDOL BHJ0775 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | THE MARZETTI COMPANY CUSIP : 513847103
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	6,823
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,216,137.84
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,121,837.66
EBP, Investment, Issuer Name [Extensible Enumeration]	THE MARZETTI COMPANY CUSIP 513847103 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | TIMKEN CO COM SEDOL : 2892807
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	27,000
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,079,693.12
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,271,510
EBP, Investment, Issuer Name [Extensible Enumeration]	TIMKEN CO COM SEDOL 2892807 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | TOPBUILD CORP COM SEDOL : BZ0P3W2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	4,300
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,589,125.72
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,793,917
EBP, Investment, Issuer Name [Extensible Enumeration]	TOPBUILD CORP COM SEDOL BZ0P3W2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | TPG PARTNERS LLC CL A COM CUSIP : 872657101
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	22,343
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,115,348.72
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,426,377.12
EBP, Investment, Issuer Name [Extensible Enumeration]	TPG PARTNERS LLC CL A COM CUSIP 872657101 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | TRADEWEB MKTS INC CL A CL A SEDOL : BJXMVK2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	67,170
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 7,111,497.77
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 7,223,461.8
EBP, Investment, Issuer Name [Extensible Enumeration]	TRADEWEB MKTS INC CL A CL A SEDOL BJXMVK2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | TRANSUNION COM CUSIP : 89400J107
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,655
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,061,744.22
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,085,166.25
EBP, Investment, Issuer Name [Extensible Enumeration]	TRANSUNION COM CUSIP 89400J107 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | TWIST BIOSCIENCE CORP COM CUSIP : 90184D100
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	56,997
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,328,996.92
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,807,944.84
EBP, Investment, Issuer Name [Extensible Enumeration]	TWIST BIOSCIENCE CORP COM CUSIP 90184D100 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | Total Corporate Stock - Common
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,569,234,788.35
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	2,486,973,523.68
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | Total United States - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	1,094,881,253.56
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,648,452,171.91
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | UGI CORP NEW COM SEDOL : 2910118
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	61,700
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,987,679.52
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,309,431
EBP, Investment, Issuer Name [Extensible Enumeration]	UGI CORP NEW COM SEDOL 2910118 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | UNITED THERAPEUTICS CORP DEL COM STK SEDOL : 2430412
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	4,759
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,203,206.66
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,318,822.75
EBP, Investment, Issuer Name [Extensible Enumeration]	UNITED THERAPEUTICS CORP DEL COM STK SEDOL 2430412 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | UNITEDHEALTH GROUP INC COM SEDOL : 2917766
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	137,455
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 47,443,400.53
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 45,375,270.05
EBP, Investment, Issuer Name [Extensible Enumeration]	UNITEDHEALTH GROUP INC COM SEDOL 2917766 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | UNUM GROUP SEDOL : 2433842
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	26,150
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,352,534.98
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,026,625
EBP, Investment, Issuer Name [Extensible Enumeration]	UNUM GROUP SEDOL 2433842 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | VALMONT INDS INC COM SEDOL : 2926825
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	7,273
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,442,122.57
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,926,073.36
EBP, Investment, Issuer Name [Extensible Enumeration]	VALMONT INDS INC COM SEDOL 2926825 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | VICTORIAS SECRET & CO COM SEDOL : BNNTGH3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	48,899
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,149,106.98
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,648,858.83
EBP, Investment, Issuer Name [Extensible Enumeration]	VICTORIAS SECRET & CO COM SEDOL : BNNTGH3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | VIRTUS INVT PARTNERS INC COM SEDOL : B3KKGQ8
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	9,500
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,921,177.73
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,549,925
EBP, Investment, Issuer Name [Extensible Enumeration]	VIRTUS INVT PARTNERS INC COM SEDOL B3KKGQ8 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | VISA INC COM CL A STK SEDOL : B2PZN04
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	68,949
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 12,186,677.57
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 24,181,103.79
EBP, Investment, Issuer Name [Extensible Enumeration]	VISA INC COM CL A STK SEDOL B2PZN04 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | VISTEON CORP COM NEW COM NEW SEDOL : B4N0JJ6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	16,233
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,765,987.71
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,543,758.3
EBP, Investment, Issuer Name [Extensible Enumeration]	VISTEON CORP COM NEW COM NEW SEDOL B4N0JJ6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | VULCAN MATERIALS CO COM CUSIP : 929160109
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,438
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,830,674.58
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,547,566.36
EBP, Investment, Issuer Name [Extensible Enumeration]	VULCAN MATERIALS CO COM CUSIP 929160109 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | WAYSTAR HLDG CORP COM CUSIP : 946784105
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	52,154
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,152,978.09
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,708,043.5
EBP, Investment, Issuer Name [Extensible Enumeration]	WAYSTAR HLDG CORP COM CUSIP 946784105 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | WESCO INTL INC COM SEDOL : 2416973
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	9,305
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,403,208.3
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,276,375.2
EBP, Investment, Issuer Name [Extensible Enumeration]	WESCO INTL INC COM SEDOL 2416973 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | WESTERN ALLIANCE BANCORPORATION COM SEDOL : B0CCGJ4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	41,590
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,724,043.5
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,496,471.3
EBP, Investment, Issuer Name [Extensible Enumeration]	WESTERN ALLIANCE BANCORPORATION COM SEDOL B0CCGJ4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | WILLSCOT HOLDINGS CORPORATION COM CUSIP : 971378104
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	41,226
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,716,111.62
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 776,285.58
EBP, Investment, Issuer Name [Extensible Enumeration]	WILLSCOT HOLDINGS CORPORATION COM CUSIP 971378104 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | WOODWARD INC COM CUSIP : 980745103
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	74,854
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 9,373,751.13
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 22,629,861.28
EBP, Investment, Issuer Name [Extensible Enumeration]	WOODWARD INC COM CUSIP 980745103 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Corporate Stock - Common | United States - USD | WORKDAY INC CL A COM USD0.001 CUSIP : 98138H101
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	135,222
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 31,782,013.12
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 29,042,981.16
EBP, Investment, Issuer Name [Extensible Enumeration]	WORKDAY INC CL A COM USD0.001 CUSIP 98138H101 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate Stock Common [Member]
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | BRL - Brazilian real
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 6,152.82
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	6,179.55
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 6,152.82
EBP, Investment, Issuer Name [Extensible Enumeration]	BRL Brazilian real [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Non-Interest Bearing Cash USD [Member]
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | CAD - Canadian dollar
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 4,591.42
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	4,598.8
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,591.42
EBP, Investment, Issuer Name [Extensible Enumeration]	CAD Canadian dollar [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Non-Interest Bearing Cash USD [Member]
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | CNH - HK offshore Chinese Yuan Renminbi
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 7,440.02
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	7,379.55
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 7,440.02
EBP, Investment, Issuer Name [Extensible Enumeration]	CNH HK offshore Chinese Yuan Renminbi [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Non-Interest Bearing Cash USD [Member]
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | DKK - Danish krone
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 18,809.27
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	18,672.95
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 18,809.27
EBP, Investment, Issuer Name [Extensible Enumeration]	DKK Danish krone [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Non-Interest Bearing Cash USD [Member]
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | EUR - Euro
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 353,998.4
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	354,484.38
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 353,998.4
EBP, Investment, Issuer Name [Extensible Enumeration]	EUR Euro [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Non-Interest Bearing Cash USD [Member]
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | GBP - British pound sterling
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 93,356.06
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	93,356.06
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 93,356.06
EBP, Investment, Issuer Name [Extensible Enumeration]	GBP British pound sterling [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Non-Interest Bearing Cash USD [Member]
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | HKD - Hong Kong dollar
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 43,511.58
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	43,532.28
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 43,511.58
EBP, Investment, Issuer Name [Extensible Enumeration]	HKD Hong Kong dollar [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Non-Interest Bearing Cash USD [Member]
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | JPY - Japanese yen
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 85,743.95
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	85,798.69
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 85,743.95
EBP, Investment, Issuer Name [Extensible Enumeration]	JPY Japanese yen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Non-Interest Bearing Cash USD [Member]
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | MXN - Mexican peso
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 46.05
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	44.63
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 46.05
EBP, Investment, Issuer Name [Extensible Enumeration]	MXN Mexican peso [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Non-Interest Bearing Cash USD [Member]
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | SGD - Singapore dollar
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 2,958.92
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	2,951.32
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,958.92
EBP, Investment, Issuer Name [Extensible Enumeration]	SGD Singapore dollar [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Non-Interest Bearing Cash USD [Member]
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | Total - all currencies
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,742,642.25
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	3,742,248.8
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | Total Non-Interest Bearing Cash - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	3,742,642.25
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	3,742,248.8
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | USD - United States dollar
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	3,125,615.77
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	3,125,615.77
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,125,615.77
EBP, Investment, Issuer Name [Extensible Enumeration]	USD United States dollar [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Non-Interest Bearing Cash USD [Member]
Investment, Identifier [Axis]: Non-Interest Bearing Cash - USD | ZAR - South African rand
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 24.54
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	28.27
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 24.54
EBP, Investment, Issuer Name [Extensible Enumeration]	ZAR South African rand [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Non-Interest Bearing Cash USD [Member]
Investment, Identifier [Axis]: Other | United States - USD | 1ST INDL RLTY TR INC COM SEDOL : 2360757
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 50,190
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	2,158,184.72
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,874,381.3
EBP, Investment, Issuer Name [Extensible Enumeration]	1ST INDL RLTY TR INC COM SEDOL 2360757 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other [Member]
Investment, Identifier [Axis]: Other | United States - USD | AGNC INVT CORP COM SEDOL : BYYHJL8
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 185,000
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	1,978,825.97
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,983,200
EBP, Investment, Issuer Name [Extensible Enumeration]	AGNC INVT CORP COM SEDOL BYYHJL8 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other [Member]
Investment, Identifier [Axis]: Other | United States - USD | ANNALY CAPITAL MANAGEMENT INC COM NEW COM USD0.01(POST REV SPLT) SEDOL : BPMQ7X2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 94,900
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	1,666,179.17
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,121,964
EBP, Investment, Issuer Name [Extensible Enumeration]	ANNALY CAPITAL MANAGEMENT INC COM NEW COM USD0.01(POST REV SPLT) SEDOL BPMQ7X2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other [Member]
Investment, Identifier [Axis]: Other | United States - USD | CAMDEN PPTY TR SH BEN INT SEDOL : 2166320
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 22,974
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	2,501,004.35
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,528,977.92
EBP, Investment, Issuer Name [Extensible Enumeration]	CAMDEN PPTY TR SH BEN INT SEDOL 2166320 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other [Member]
Investment, Identifier [Axis]: Other | United States - USD | FEDERAL RLTY INVT TR COM USD0.01 SEDOL : BN7P9B2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 24,180
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	2,741,247.15
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,437,344
EBP, Investment, Issuer Name [Extensible Enumeration]	FEDERAL RLTY INVT TR COM USD0.01 SEDOL BN7P9B2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other [Member]
Investment, Identifier [Axis]: Other | United States - USD | GAMING & LEISURE PPTYS INC COM SEDOL : BFPK4S5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 54,700
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	2,563,415.47
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,444,543
EBP, Investment, Issuer Name [Extensible Enumeration]	GAMING LEISURE PPTYS INC COM SEDOL BFPK4S5 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other [Member]
Investment, Identifier [Axis]: Other | United States - USD | HIGHWOODS PPTYS INC COM SEDOL : 2420640
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 64,950
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	2,468,073.48
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,677,009
EBP, Investment, Issuer Name [Extensible Enumeration]	HIGHWOODS PPTYS INC COM SEDOL 2420640 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other [Member]
Investment, Identifier [Axis]: Other | United States - USD | KILROY RLTY CORP COM SEDOL : 2495529
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 56,864
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	2,041,927
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,125,007.68
EBP, Investment, Issuer Name [Extensible Enumeration]	KILROY RLTY CORP COM SEDOL 2495529 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other [Member]
Investment, Identifier [Axis]: Other | United States - USD | Total Other
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 646,254,282.08
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	1,608,979,652.34
Investment, Identifier [Axis]: Other | United States - USD | Total United States - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	646,254,282.08
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	1,608,979,652.34
Investment, Identifier [Axis]: Other | United States - USD | UBS FINANCIAL SERVICES SDBA PARTICIPANT ASSET CUSIP : 000656371
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	1
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	625,883,620.63
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,588,267,531.44
EBP, Investment, Issuer Name [Extensible Enumeration]	UBS FINANCIAL SERVICES SDBA PARTICIPANT ASSET CUSIP 000656371 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other [Member]
Investment, Identifier [Axis]: Other | United States - USD | W P CAREY INC COM SEDOL : B826YT8
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 39,150
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	2,251,804.14
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,519,694
EBP, Investment, Issuer Name [Extensible Enumeration]	W P CAREY INC COM SEDOL B826YT8 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other [Member]
Investment, Identifier [Axis]: Participant Loans | United States - USD | PAINEWEBBER INC., SAVINGS INVESTMENT PLAN LOAN ASSET CUSIP : 999982127
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 53,426,490.93
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	53,426,490.93
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 53,426,490.93
EBP, Investment, Issuer Name [Extensible Enumeration]	PAINEWEBBER INC., SAVINGS INVESTMENT PLAN LOAN ASSET CUSIP 999982127 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Participant Loans [Member]
Investment, Identifier [Axis]: Participant Loans | United States - USD | Total Participant Loans
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 53,426,490.93
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	53,426,490.93
Investment, Identifier [Axis]: Participant Loans | United States - USD | Total United States - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	53,426,490.93
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	53,426,490.93
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | Emerging Markets Region - USD | MFO NINETY ONE COLLECTIVE INVT TR NINETY ONE EMERGING MKTS EQUITY CIT FD CL S CUSIP : 65443M802
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	14,187,549.84
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	142,032,463.59
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 150,388,028.3
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO NINETY ONE COLLECTIVE INVT TR NINETY ONE EMERGING MKTS EQUITY CIT FD CL S CUSIP 65443M802 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | Emerging Markets Region - USD | Total Emerging Markets Region - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 142,032,463.59
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	150,388,028.3
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO BANK OF NEW YORK MELLON BNYM NEWTON NSL U S DYNAMIC LARGE CAP VALUE FD CL S CUSIP : 06428R473
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	588,345.41
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	49,746,874.61
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 56,504,693.18
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO BANK OF NEW YORK MELLON BNYM NEWTON NSL U S DYNAMIC LARGE CAP VALUE FD CL S CUSIP 06428R473 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO INVESCO STABLE VALUE TRUST - CLASS B1 CUSIP : 46X193XX2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 195,651,171.85
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	195,651,171.85
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 195,651,171.85
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO INVESCO STABLE VALUE TRUST CLASS B1 CUSIP 46X193XX2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO LOOMIS SAYLES TR CO LLC COLL TR FR EMPLOYEE BENEFIT PLANS GLB CIT C L E CUSIP : 54350Y876
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 3,124,276.72
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	32,045,637.24
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 34,523,257.76
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO LOOMIS SAYLES TR CO LLC COLL TR FR EMPLOYEE BENEFIT PLANS GLB CIT C L E CUSIP 54350Y876 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO MIROVA GLOBAL SUSTAINABLE EQUITY COLLECTIVE INVESTMENT FUND CLASS F CUSIP : 63874W407
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 6,074,987.96
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	61,051,212.25
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 78,605,927.69
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO MIROVA GLOBAL SUSTAINABLE EQUITY COLLECTIVE INVESTMENT FUND CLASS F CUSIP 63874W407 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO MONDRIAN INTERNATIONAL EQUITY COLLECTIVE INVESTEMENT TRUST 2389 CUSIP: 60924J824
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 6,537,060
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	88,791,144.23
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 135,513,253.8
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO MONDRIAN INTERNATIONAL EQUITY COLLECTIVE INVESTEMENT TRUST 2389 CUSIP 60924J824 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO PRUDENTIAL CORE PLUS BOND FUND CLASS 5 032884 74443R100 CUSIP : 74443R100
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 889,237.73
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	153,790,901.99
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 179,119,155.95
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO PRUDENTIAL CORE PLUS BOND FUND CLASS 5 032884 74443R100 CUSIP 74443R100 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO SSGA GLOBAL ALL CAP EQUITY EX-US INDEX NL SERIES FD - CL K CUSIP : 85744W531
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 9,433,624.55
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	130,767,892.76
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 196,426,930.38
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO SSGA GLOBAL ALL CAP EQUITY EXUS INDEX NL SERIES FD CL K CUSIP 85744W531 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO SSGA REAL ASSET NON LENDING CLASS C CUSIP : 857443113
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 1,152,842.44
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	21,247,435.7
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 23,656,326.87
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO SSGA REAL ASSET NON LENDING CLASS C CUSIP 857443113 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO SSGA RUSSELL SMALL/MID CAP INDEX NON- LENDING SERIES FUND CLASS K CUSIP : 85744W242
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 7,575,184.47
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	160,624,088.45
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 226,164,707.54
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO SSGA RUSSELL SMALLMID CAP INDEX NON LENDING SERIES FUND CLASS K CUSIP 85744W242 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO STATE STR GLOBAL ADVISORS TR CO INV US BD INDEX NON LENDING SER FD CL M CUSIP : 857480404
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 7,808,561.95
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	89,047,398.39
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 94,116,597.18
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO STATE STR GLOBAL ADVISORS TR CO INV US BD INDEX NON LENDING SER FD CL M CUSIP 857480404 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO VANGUARD TARGET RET 2020 TR SEL CUSIP : 92204E407
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 2,970,509.19
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	109,153,146.01
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 169,021,972.91
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET 2020 TR SEL CUSIP 92204E407 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO VANGUARD TARGET RET 2025 TR SEL CUSIP : 92204E506
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 3,480,415.09
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	146,309,893
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 216,690,643.5
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET 2025 TR SEL CUSIP 92204E506 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO VANGUARD TARGET RET 2030 TR SEL CUSIP : 92204E605
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 8,139,556.65
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	323,162,801.52
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 540,954,934.96
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET 2030 TR SEL CUSIP 92204E605 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO VANGUARD TARGET RET 2035 TR SEL CUSIP : 92204E704
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 5,803,480.96
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	254,916,439.25
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 410,306,103.87
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET 2035 TR SEL CUSIP 92204E704 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO VANGUARD TARGET RET 2040 TR SEL CUSIP : 92204E803
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 6,961,522.45
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	293,399,739.42
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 521,696,492.4
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET 2040 TR SEL CUSIP 92204E803 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO VANGUARD TARGET RET 2045 TR SEL CUSIP : 92204E886
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 4,165,914.53
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	196,127,697.89
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 329,482,180.18
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET 2045 TR SEL CUSIP 92204E886 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO VANGUARD TARGET RET 2050 TR SEL CUSIP : 92204E878
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 4,401,158.09
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	206,665,361.1
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 357,506,071.65
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET 2050 TR SEL CUSIP 92204E878 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO VANGUARD TARGET RET 2055 TR SEL CUSIP : 92204E860
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 2,250,076.72
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	117,299,240.54
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 182,683,728.9
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET 2055 TR SEL CUSIP 92204E860 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO VANGUARD TARGET RET 2060 TR SEL CUSIP : 92204E852
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 2,034,347.55
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	108,962,870.54
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 165,433,142.77
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET 2060 TR SEL CUSIP 92204E852 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO VANGUARD TARGET RET INCOME TR SEL CUSIP : 92204E100
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 1,529,611.91
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	61,793,912.12
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 76,618,260.57
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RET INCOME TR SEL CUSIP 92204E100 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO VANGUARD TARGET RETIREMENT 2065 TRUST SELECT CUSIP : 92202V112
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 1,932,704.09
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	66,594,980.93
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 94,412,594.8
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RETIREMENT 2065 TRUST SELECT CUSIP 92202V112 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | MFO VANGUARD TARGET RETIREMENT 2070 TRUST SELECT CUSIP : 92212G105
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 904,969.75
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	22,588,273.57
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 26,922,850.06
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD TARGET RETIREMENT 2070 TRUST SELECT CUSIP 92212G105 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | NT COLLECTIVE GOVT SHORT TERM INVT FD CUSIP : 66586U445
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 33.62
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	33.62
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 33.62
EBP, Investment, Issuer Name [Extensible Enumeration]	NT COLLECTIVE GOVT SHORT TERM INVT FD CUSIP 66586U445 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | NT COLLECTIVE GOVT SHORT TERM INVT FD CUSIP : 66586U445 One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 4,288,501.8
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	4,288,501.8
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,288,501.8
EBP, Investment, Issuer Name [Extensible Enumeration]	NT COLLECTIVE GOVT SHORT TERM INVT FD CUSIP 66586U445 One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | NT COLLECTIVE GOVT SHORT TERM INVT FD CUSIP : 66586U445 Two
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 535,331,288.57
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	535,331,288.57
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 535,331,288.57
EBP, Investment, Issuer Name [Extensible Enumeration]	NT COLLECTIVE GOVT SHORT TERM INVT FD CUSIP 66586U445 Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Common/Collective Trusts [Member]
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | Total United States - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,429,357,937.35
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	4,851,630,822.76
Investment, Identifier [Axis]: Value of Interest in Common/Collective Trusts | United States - USD | Total Value of Interest in Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	3,571,390,400.94
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	5,002,018,851.06
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | INVESCO ILLIQUID CUSIP : 995818663
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	1
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	686,242.08
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 248,773.78
EBP, Investment, Issuer Name [Extensible Enumeration]	INVESCO ILLIQUID CUSIP 995818663 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO RESERVE INVT FDS INC T ROWE PRICE GOVT RESERVE FD CUSIP : 76105Y109
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 17,600,154.85
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	17,600,154.85
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 17,600,154.85
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO RESERVE INVT FDS INC T ROWE PRICE GOVT RESERVE FD CUSIP 76105Y109 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO STATE STR GLOBAL ADVISORS TR CO INV S&P 500 INDEX NON-LENDING SER FD CL M CUSIP : 856917729
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 185,811,149.58
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	1,927,388,610.44
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,210,966,868.85
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO STATE STR GLOBAL ADVISORS TR CO INV SP 500 INDEX NONLENDING SER FD CL M CUSIP 856917729 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | MFO VANGUARD INDEX TR SMALL CAP GROWTH CUSIP : 922908819
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Par or Maturity Value	$ 2,535,414.61
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	198,087,336.86
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 215,459,533.56
EBP, Investment, Issuer Name [Extensible Enumeration]	MFO VANGUARD INDEX TR SMALL CAP GROWTH CUSIP 922908819 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Value of Interest in Registered Investment Companies [Member]
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | Total United States - USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,143,762,344.23
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	2,444,275,331.04
Investment, Identifier [Axis]: Value of Interest in Registered Investment Companies | United States - USD | Total Value of Interest in Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	2,143,762,344.23
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,444,275,331.04